General Information (Details) - USD ($)		12 Months Ended
	Dec. 27, 2022	Jun. 30, 2024
General Information [Line Items]
Exchange ratio		1:0.6370485
Ordinary shares		2,354,069
Price per share (in Dollars per share)		$ 0.01
Common stock exercised	2,572,848
Redemption price (in Dollars per share)	$ 10.23
Aggregate redemption (in Dollars)	$ 26,300,000
Trust account (in Dollars)		$ 1,988,975
Sponsor shares		200,276
Contributed amount (in Dollars)		$ 4,005,520
Share based payment cost (in Dollars)		$ 42,705,061
Moolec SAFE [Member]
General Information [Line Items]
Ordinary shares		262,260
Price per share (in Dollars per share)		$ 0.01
UGVL and Theo [Member]
General Information [Line Items]
Ordinary shares		400,552
Business combination [Member]
General Information [Line Items]
Ordinary shares		32,500,000